Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Schedule of Accounts Receivable and Lease Receivable Less Expected Credit Loss

The following table presents the accounts receivable and lease receivable less the expected credit loss (in USD thousands):

	December 31, 2021	December 31, 2020
Accounts receivable	$7,060	$8,877
Accrued contract revenue	657	—
Lease receivable	237	150
Allowance for expected credit losses	(1,676)	(2,664)
Net accounts receivable	$6,278	$6,363

Schedule of Movement in Allowance for Expected Credit Losses in Accounts Receivable

The movement in the allowance for expected credit losses in accounts receivable is presented below (in USD thousands):

	2021	2020
As of January 1	$2,664	$1,831
Increase	1,273	1,069
Reversals	(1,612)	(379)
Write-off	(572)	(16)
Currency translation differences	(77)	159
As of December 31	$1,676	$2,664